FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-02781

                              Templeton Funds, Inc.
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/07_
                          ----------


Item 1. Schedule of Investments.


Templeton Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Fund ....................................................   3

Templeton World Fund ......................................................   9

Notes to Statements of Investments ........................................  15

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                            INDUSTRY                             SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  COMMON STOCKS AND OTHER EQUITY INTERESTS 96.4%
  AUSTRALIA 0.0% a
  National Australia Bank Ltd. ..............                   Commercial Banks                           33,807   $     1,143,380
  PaperlinX Ltd. ............................               Paper & Forest Products                       163,414           350,656
  Qantas Airways Ltd. .......................                       Airlines                              178,820           923,756
                                                                                                                    ----------------
                                                                                                                          2,417,792
                                                                                                                    ----------------
  AUSTRIA 0.5%
  Telekom Austria AG ........................        Diversified Telecommunication Services             2,288,680        66,978,222
                                                                                                                    ----------------
  BRAZIL 0.9%
  Companhia de Saneamento Basico do
     Estado de Sao Paulo ....................                   Water Utilities                         5,000,501       121,856,275
  Contax Participacoes SA, ADR ..............            Commercial Services & Supplies                 6,861,122         9,296,820
                                                                                                                    ----------------
                                                                                                                        131,153,095
                                                                                                                    ----------------
  CANADA 0.0% a
  Barrick Gold Corp. ........................                   Metals & Mining                            18,310           738,296
                                                                                                                    ----------------
  CHINA 1.8%
  China Shenhua Energy Co. Ltd., H ..........             Oil, Gas & Consumable Fuels                  16,980,200       100,647,478
  China Telecom Corp. Ltd., H ...............        Diversified Telecommunication Services           192,491,042       153,281,804
  Guangdong Electric Power Development
     Co. Ltd., B ............................     Independent Power Producers & Energy Traders             10,859             8,787
                                                                                                                    ----------------
                                                                                                                        253,938,069
                                                                                                                    ----------------
  DENMARK 0.7%
b Vestas Wind Systems AS ....................                 Electrical Equipment                      1,025,826        97,417,844
                                                                                                                    ----------------
  FINLAND 0.0% a
  Stora Enso OYJ, R .........................               Paper & Forest Products                        71,220         1,173,435
                                                                                                                    ----------------
  FRANCE 6.8%
  AXA SA ....................................                      Insurance                              889,928        36,370,088
b Eutelsat Communications ...................                        Media                              5,420,376       144,509,477
  France Telecom SA .........................        Diversified Telecommunication Services             2,995,799       113,754,498
  Sanofi-Aventis ............................                   Pharmaceuticals                         4,097,097       389,739,978
c Sanofi-Aventis, 144A ......................                   Pharmaceuticals                            99,600         9,474,538
  Societe BIC SA ............................            Commercial Services & Supplies                   296,353        22,076,538
  Suez SA ...................................                   Multi-Utilities                            26,961         1,794,217
  Total SA, B ...............................             Oil, Gas & Consumable Fuels                     711,420        57,493,620
  Vinci SA ..................................              Construction & Engineering                   1,493,868       119,066,104
  Vivendi SA ................................                        Media                              1,574,052        72,298,441
                                                                                                                    ----------------
                                                                                                                        966,577,499
                                                                                                                    ----------------
  GERMANY 6.2%
  BASF AG ...................................                      Chemicals                               13,020         1,808,941
  Bayerische Motoren Werke AG ...............                     Automobiles                              22,864         1,391,425
  Celesio AG ................................           Health Care Providers & Services                1,494,468        86,202,882
  Commerzbank AG ............................                   Commercial Banks                        1,768,660        69,798,139
  Deutsche Post AG ..........................               Air Freight & Logistics                     5,506,345       186,442,671
  E.ON AG ...................................                  Electric Utilities                          11,560         2,353,746


                                         Quarterly Statements of Investments | 3

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                          INDUSTRY                               SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  GERMANY (CONTINUED)
b Infineon Technologies AG ..................     Semiconductors & Semiconductor Equipment             14,075,120   $   168,058,626
  SAP AG ....................................                     Software                                816,150        41,786,161
  Siemens AG ................................             Industrial Conglomerates                      2,132,335       324,026,463
                                                                                                                    ----------------
                                                                                                                        881,869,054
                                                                                                                    ----------------
  HONG KONG 6.0%
  Cheung Kong (Holdings) Ltd. ...............       Real Estate Management & Development               17,707,979       332,737,473
  Hang Lung Group Ltd. ......................       Real Estate Management & Development               17,812,372       101,576,470
  Hong Kong Electric Holdings Ltd. ..........                Electric Utilities                        16,669,893        87,032,559
  Hutchison Whampoa Ltd. ....................             Industrial Conglomerates                     17,827,257       211,107,584
  MTR Corp. Ltd. ............................                   Road & Rail                            14,982,401        50,512,529
  Swire Pacific Ltd., A .....................       Real Estate Management & Development                   79,000         1,063,351
  Yue Yuen Industrial Holdings Ltd. .........         Textiles, Apparel & Luxury Goods                 22,760,624        72,497,701
                                                                                                                    ----------------
                                                                                                                        856,527,667
                                                                                                                    ----------------
  INDIA 4.5%
  Gail India Ltd. ...........................                  Gas Utilities                           19,954,680       216,335,593
c Gail India Ltd., GDR, 144A ................                  Gas Utilities                               31,782         2,067,358
  Hindustan Petroleum Corp. Ltd. ............           Oil, Gas & Consumable Fuels                    11,392,800        78,729,091
  Indian Oil Corp. Ltd. .....................           Oil, Gas & Consumable Fuels                     5,543,445        75,941,830
  Reliance Industries Ltd. ..................           Oil, Gas & Consumable Fuels                     3,866,563       278,912,057
                                                                                                                    ----------------
                                                                                                                        651,985,929
                                                                                                                    ----------------
  ISRAEL 1.6%
b Check Point Software Technologies Ltd. ....                     Software                              9,875,022       225,348,002
                                                                                                                    ----------------
  ITALY 3.7%
  Eni SpA ...................................           Oil, Gas & Consumable Fuels                     7,146,930       254,855,260
  Mediaset SpA ..............................                      Media                                  102,155           997,768
  UniCredito Italiano SpA ...................                 Commercial Banks                         32,678,027       278,528,923
                                                                                                                    ----------------
                                                                                                                        534,381,951
                                                                                                                    ----------------
  JAPAN 8.9%
  EBARA Corp. ...............................                    Machinery                             18,775,000        67,551,158
  Hitachi Ltd. ..............................        Electronic Equipment & Instruments                10,261,585        71,810,327
  Konica Minolta Holdings Ltd. ..............                Office Electronics                         6,394,668       120,789,771
  Matsushita Electric Industrial Co. Ltd. ...                Household Durables                            42,000           844,345
  Mitsubishi UFJ Financial Group Inc. .......                 Commercial Banks                         26,418,000       258,774,023
  NOK Corp. .................................                 Auto Components                           2,450,700        49,487,938
  Nomura Holdings Inc. ......................                 Capital Markets                           8,743,592       156,350,447
  Olympus Corp. .............................         Health Care Equipment & Supplies                     16,337           667,146
  Shinsei Bank Ltd. .........................                 Commercial Banks                         33,406,024       118,990,650
  Sumitomo Mitsui Financial Group Inc. ......                 Commercial Banks                             27,836       238,111,410
  Sumitomo Rubber Industries Ltd. ...........                 Auto Components                           2,357,500        22,901,731
  Takeda Pharmaceutical Co. Ltd. ............                 Pharmaceuticals                           2,679,244       171,105,306
                                                                                                                    ----------------
                                                                                                                      1,277,384,252
                                                                                                                    ----------------
  NETHERLANDS 3.5%
  ING Groep NV ..............................          Diversified Financial Services                   9,175,358       356,187,613
  Koninklijke Philips Electronics NV ........                Household Durables                            13,210           553,985
  Reed Elsevier NV ..........................                      Media                                7,687,680       141,512,395
                                                                                                                    ----------------
                                                                                                                        498,253,993
                                                                                                                    ----------------


4 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                           INDUSTRY                              SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  NORWAY 1.0%
  Norsk Hydro ASA ...........................                 Metals & Mining                              21,405   $       295,223
  StatoilHydro ASA ..........................           Oil, Gas & Consumable Fuels                        18,455           598,907
b Telenor ASA ...............................      Diversified Telecommunication Services               5,890,366       136,729,640
                                                                                                                    ----------------
                                                                                                                        137,623,770
                                                                                                                    ----------------
  PHILIPPINES 0.8%
  Philippine Long Distance Telephone Co. ....       Wireless Telecommunication Services                 1,508,170       110,397,332
  Philippine Long Distance Telephone Co.,
     ADR ....................................       Wireless Telecommunication Services                    11,909           864,950
                                                                                                                    ----------------
                                                                                                                        111,262,282
                                                                                                                    ----------------
  PORTUGAL 0.0% a
  Portugal Telecom SGPS SA ..................      Diversified Telecommunication Services                  36,610           498,733
b PT Multimedia Servicos de
     Telecomunicacoes e Multimedia. .........                      Media                                    5,156            71,522
                                                                                                                    ----------------
                                                                                                                            570,255
                                                                                                                    ----------------
  RUSSIA 1.6%
  Gazprom, ADR ..............................           Oil, Gas & Consumable Fuels                     2,009,450       106,299,905
  Mobile TeleSystems, ADR ...................       Wireless Telecommunication Services                 1,316,368       119,394,578
c Novolipetsk Steel, GDR, 144A ..............                 Metals & Mining                              41,348         1,653,920
                                                                                                                    ----------------
                                                                                                                        227,348,403
                                                                                                                    ----------------
  SINGAPORE 2.9%
  DBS Group Holdings Ltd. ...................                 Commercial Banks                             64,000           888,551
b Flextronics International Ltd. ............        Electronic Equipment & Instruments                10,263,820       122,755,287
  Parkway Holdings Ltd. .....................         Health Care Providers & Services                  8,062,000        21,160,836
  Singapore Telecommunications Ltd. .........      Diversified Telecommunication Services              70,184,824       188,096,783
  United Overseas Bank Ltd. .................                 Commercial Banks                          1,893,000        25,889,415
  Venture Corp. Ltd. ........................        Electronic Equipment & Instruments                 7,229,633        62,920,653
                                                                                                                    ----------------
                                                                                                                        421,711,525
                                                                                                                    ----------------
  SOUTH AFRICA 0.3%
  Massmart Holdings Ltd. ....................             Food & Staples Retailing                      3,934,940        42,227,213
                                                                                                                    ----------------
  SOUTH KOREA 6.0%
  Hana Financial Group Inc. .................                 Commercial Banks                          4,160,524       195,797,335
  Kookmin Bank ..............................                 Commercial Banks                          1,891,090       136,316,969
  KT Corp., ADR .............................      Diversified Telecommunication Services               3,533,181        92,640,006
  POSCO .....................................                 Metals & Mining                             101,020        64,374,684
  Samsung Electronics Co. Ltd. ..............     Semiconductors & Semiconductor Equipment                495,584       303,973,251
  Shinhan Financial Group Co. Ltd. ..........                 Commercial Banks                          1,169,660        63,616,095
                                                                                                                    ----------------
                                                                                                                        856,718,340
                                                                                                                    ----------------
  SPAIN 2.6%
  Banco Santander SA ........................                 Commercial Banks                             60,056         1,286,519
  Gamesa Corp. Tecnologica SA ...............               Electrical Equipment                        1,157,072        52,519,517
  Iberdrola SA, Br. .........................                Electric Utilities                            44,580           735,161
  Telefonica SA .............................      Diversified Telecommunication Services               9,338,202       313,045,090
                                                                                                                    ----------------
                                                                                                                        367,586,287
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 5

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                          INDUSTRY                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  SWEDEN 0.1%
  Assa Abloy AB, B ..........................                Building Products                             24,180   $       503,458
  Atlas Copco AB, A .........................                    Machinery                                 69,000         1,015,389
  Husqvarna AB, B ...........................                Household Durables                           620,392         6,652,919
  Securitas AB, B ...........................          Commercial Services & Supplies                      31,460           430,946
  Swedbank AB, A ............................                 Commercial Banks                             16,560           534,051
                                                                                                                    ----------------
                                                                                                                          9,136,763
                                                                                                                    ----------------
  SWITZERLAND 3.3%
  Adecco SA .................................          Commercial Services & Supplies                   2,727,260       151,949,235
  Ciba Specialty Chemicals AG ...............                    Chemicals                              2,182,332        98,754,594
  Nestle SA .................................                  Food Products                                2,890         1,385,608
  Novartis AG ...............................                 Pharmaceuticals                           3,746,860       212,891,652
  Swiss Reinsurance Co. .....................                    Insurance                                 11,391           844,355
  UBS AG ....................................                 Capital Markets                              16,900           853,543
                                                                                                                    ----------------
                                                                                                                        466,678,987
                                                                                                                    ----------------
  TAIWAN 7.3%
  Chunghwa Telecom Co. Ltd., ADR ............      Diversified Telecommunication Services              12,217,857       243,501,890
d Compal Electronics Inc. ...................             Computers & Peripherals                     201,762,229       232,862,680
  Lite-On Technology Corp. ..................             Computers & Peripherals                     105,349,583       182,138,086
  Mega Financial Holding Co. Ltd. ...........                 Commercial Banks                        168,795,000       104,074,997
b Taishin Financial Holdings Co. Ltd. .......                 Commercial Banks                         63,575,000        27,183,114
  Taiwan Semiconductor Manufacturing
     Co. Ltd. ...............................     Semiconductors & Semiconductor Equipment            139,757,803       262,411,242
                                                                                                                    ----------------
                                                                                                                      1,052,172,009
                                                                                                                    ----------------
  THAILAND 0.3%
  Advanced Info Service Public Co. Ltd.,
     fgn. ......................................    Wireless Telecommunication Services                 5,053,000        13,809,070
  Krung Thai Bank Public Co. Ltd., fgn. .....                 Commercial Banks                        113,230,900        34,456,851
                                                                                                                    ----------------
                                                                                                                         48,265,921
                                                                                                                    ----------------
  TURKEY 0.5%
  Turkcell Iletisim Hizmetleri AS ...........       Wireless Telecommunication Services                 6,195,861        67,010,579
                                                                                                                    ----------------
  UNITED KINGDOM 22.9%
  Aviva PLC .................................                    Insurance                              9,809,993       137,578,364
  BAE Systems PLC ...........................               Aerospace & Defense                           129,042         1,220,635
  BHP Billiton PLC ..........................                 Metals & Mining                              24,519           810,244
  BP PLC ....................................           Oil, Gas & Consumable Fuels                    28,389,206       344,431,075
  British Energy Group PLC ..................                Electric Utilities                        18,939,734       203,496,639
  British Sky Broadcasting Group PLC ........                      Media                               22,665,828       291,305,494
  Burberry Group PLC ........................         Textiles, Apparel & Luxury Goods                  9,655,285       114,164,220
  Compass Group PLC .........................          Hotels, Restaurants & Leisure                   11,471,252        75,189,654
  Electrocomponents PLC .....................        Electronic Equipment & Instruments                18,741,893        85,462,217
  G4S PLC ...................................          Commercial Services & Supplies                   9,223,002        41,345,273
  GKN PLC ...................................                 Auto Components                              80,660           530,769
  GlaxoSmithKline PLC .......................                 Pharmaceuticals                           9,281,302       245,822,617
  HSBC Holdings PLC .........................                 Commercial Banks                          3,889,593        65,992,619


6 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                          INDUSTRY                       SHARES/UNITS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  UNITED KINGDOM (CONTINUED)
  Invesco PLC ...............................                 Capital Markets                      18,315,511       $   236,335,978
  Kingfisher PLC ............................                Specialty Retail                      48,599,228           152,204,097
  Marks & Spencer Group PLC .................                Multiline Retail                          88,175             1,057,994
  Old Mutual PLC ............................                    Insurance                         77,038,073           267,091,491
  Pearson PLC ...............................                      Media                           12,770,426           196,165,693
  Persimmon PLC .............................               Household Durables                        920,843            15,129,669
b Rolls-Royce Group PLC .....................             Aerospace & Defense                          82,558               897,225
b Rolls-Royce Group PLC, B ..................             Aerospace & Defense                       3,335,343                 7,545
  Royal Bank of Scotland Group PLC ..........                Commercial Banks                      17,388,699           164,125,796
  Royal Dutch Shell PLC, A ..................           Oil, Gas & Consumable Fuels                 3,874,229           156,293,385
  Royal Dutch Shell PLC, B ..................           Oil, Gas & Consumable Fuels                 6,115,929           245,618,881
  Shire PLC .................................                 Pharmaceuticals                          37,810               904,239
  Smiths Group PLC ..........................            Industrial Conglomerates                      23,093               507,164
c Standard Life PLC, 144A ...................                    Insurance                             78,451               423,472
  Unilever PLC ..............................                  Food Products                           39,703             1,456,516
  Vodafone Group PLC ........................       Wireless Telecommunication Services            59,421,373           222,632,276
  William Morrison Supermarkets PLC .........            Food & Staples Retailing                     258,640             1,640,771
  Yell Group PLC ............................                      Media                               52,380               448,619
                                                                                                                    ----------------
                                                                                                                      3,270,290,631
                                                                                                                    ----------------
  UNITED STATES 1.7%
  KKR Private Equity Investors LP ...........                 Capital Markets                      13,856,830           248,037,257
                                                                                                                    ----------------
  TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
     (COST $9,637,601,164) ..................                                                                        13,772,785,322
                                                                                                                    ----------------
  PREFERRED STOCK 1.0%
  BRAZIL 1.0%
  Companhia Vale do Rio Doce, ADR,
     pfd., A ................................                 Metals & Mining                       4,866,504           140,787,961
                                                                                                                    ----------------
                                                                                                ------------------
                                                                                                PRINCIPAL AMOUNT e
                                                                                                ------------------
  FOREIGN GOVERNMENT SECURITIES 0.0% a
  SWEDEN 0.0% a
  Government of Sweden,
     6.50%, 5/05/08 .........................                                                         820,000 SEK           129,591
     5.50%, 10/08/12 ........................                                                       2,300,000 SEK           382,499
  TOTAL FOREIGN GOVERNMENT SECURITIES
     (COST $417,534) ........................                                                                               512,090
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS
     (COST $9,646,869,018) ..................                                                                        13,914,085,373
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 7

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                                                        PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.7%
  TIME DEPOSIT (COST $44,400,950) 0.3%
  IRELAND 0.3%
  Bank of Scotland, 4.07%, 12/03/07 .........                                                      30,085,000 EUR   $    44,021,877
                                                                                                                    ----------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 1.4%
f FFCB, 5/08/08 .............................                                                      30,000,000            29,464,230
f FHLB, 2/01/08 - 4/24/08 ...................                                                      42,966,000            42,324,189
  FHLB, 4.42%, 5/08/08 ......................                                                      50,000,000            50,004,800
f FHLMC, 4/10/08 ............................                                                      37,948,000            37,385,725
f FNMA, 4/11/08 .............................                                                      45,000,000            44,328,060
                                                                                                                    ----------------
  TOTAL U.S. GOVERNMENT AND AGENCY
     SECURITIES (COST $203,389,311) .........                                                                           203,507,004
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS
     (COST $247,790,261) ....................                                                                           247,528,881
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $9,894,659,279)
     99.1% ..................................                                                                        14,161,614,254
  OTHER ASSETS, LESS LIABILITIES 0.9% .......                                                                           132,671,714
                                                                                                                    ----------------
  NET ASSETS 100.0% .........................                                                                       $14,294,285,968
                                                                                                                    ================

See Selected Currency and Portfolio Abbreviations on page 14.

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended November 30, 2007.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2007, the aggregate value of these securities was $13,619,288, representing 0.1% of net assets.

d See Note 4 regarding holdings of 5% voting securities.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON WORLD FUND                                            INDUSTRY                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.0%
  COMMON STOCKS AND OTHER EQUITY INTERESTS 91.3%
  FINLAND 1.1%
  UPM-Kymmene OYJ ...........................             Paper & Forest Products                       5,421,310   $   114,469,324
                                                                                                                    ----------------
  FRANCE 4.1%
  France Telecom SA .........................      Diversified Telecommunication Services               1,871,390        71,059,183
  Sanofi-Aventis ............................                 Pharmaceuticals                           1,800,000       171,226,593
  Societe BIC SA ............................          Commercial Services & Supplies                     621,001        46,260,885
  Vivendi SA ................................                      Media                                2,750,000       126,311,401
                                                                                                                    ----------------
                                                                                                                        414,858,062
                                                                                                                    ----------------

  GERMANY 3.8%
  Bayerische Motoren Werke AG ...............                   Automobiles                               834,040        50,756,813
  Deutsche Post AG ..........................             Air Freight & Logistics                       1,638,630        55,483,366
a Infineon Technologies AG ..................     Semiconductors & Semiconductor Equipment              8,428,370       100,635,752
  Siemens AG ................................             Industrial Conglomerates                      1,183,870       179,899,128
                                                                                                                    ----------------
                                                                                                                        386,775,059
                                                                                                                    ----------------

  HONG KONG 4.9%
  Cheung Kong (Holdings) Ltd. ...............       Real Estate Management & Development               11,141,751       209,356,363
  Hutchison Whampoa Ltd. ....................             Industrial Conglomerates                     13,611,060       161,180,040
  New World Development Co. Ltd. ............       Real Estate Management & Development               17,382,443        66,194,804
  Yue Yuen Industrial Holdings Ltd. .........         Textiles, Apparel & Luxury Goods                 17,249,500        54,943,533
                                                                                                                    ----------------
                                                                                                                        491,674,740
                                                                                                                    ----------------

  INDIA 2.1%
  Indian Oil Corp. Ltd. .....................           Oil, Gas & Consumable Fuels                     1,579,949        21,644,342
  Reliance Industries Ltd. ..................           Oil, Gas & Consumable Fuels                     2,599,080       187,482,978
                                                                                                                    ----------------
                                                                                                                        209,127,320
                                                                                                                    ----------------
  INDONESIA 0.7%
  PT Indosat Tbk ............................      Diversified Telecommunication Services              76,326,000        67,610,011
                                                                                                                    ----------------
  ISRAEL 1.0%
a Check Point Software Technologies Ltd. ....                     Software                              4,502,950       102,757,319
                                                                                                                    ----------------
  ITALY 1.4%
  Eni SpA ...................................           Oil, Gas & Consumable Fuels                     2,541,076        90,613,254
  Intesa Sanpaolo SpA .......................                 Commercial Banks                          6,634,800        52,910,624
                                                                                                                    ----------------
                                                                                                                        143,523,878
                                                                                                                    ----------------

  JAPAN 5.0%
  EBARA Corp. ...............................                    Machinery                             10,827,000        38,954,801
  Konica Minolta Holdings Ltd. ..............                Office Electronics                         3,733,000        70,513,155
  Mitsubishi UFJ Financial Group Inc. .......                 Commercial Banks                         15,315,000       150,016,056
  NOK Corp. .................................                 Auto Components                           1,441,300        29,104,731
  Olympus Corp. .............................         Health Care Equipment & Supplies                    773,000        31,566,629
  Sompo Japan Insurance Inc. ................                    Insurance                              3,724,000        35,908,505
  Sumitomo Mitsui Financial Group Inc. ......                 Commercial Banks                              7,803        66,747,497
  Takeda Pharmaceutical Co. Ltd. ............                 Pharmaceuticals                           1,241,800        79,305,419
                                                                                                                    ----------------
                                                                                                                        502,116,793
                                                                                                                    ----------------

  NETHERLANDS 1.8%
  ING Groep NV ..............................          Diversified Financial Services                   4,594,030       178,340,352
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 9

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON WORLD FUND                                            INDUSTRY                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS
  (CONTINUED)
  NORWAY 0.8%
  Norske Skogindustrier ASA .................             Paper & Forest Products                       1,963,130   $    14,104,268
a Telenor ASA ...............................      Diversified Telecommunication Services               3,050,480        70,809,018
                                                                                                                    ----------------
                                                                                                                         84,913,286
                                                                                                                    ----------------

  PHILIPPINES 0.3%
  Ayala Land Inc. ...........................       Real Estate Management & Development               94,089,601        33,881,143
                                                                                                                    ----------------
  RUSSIA 0.7%
  Gazprom, ADR ..............................           Oil, Gas & Consumable Fuels                     1,255,250        66,402,725
                                                                                                                    ----------------
  SINGAPORE 1.9%
a Flextronics International Ltd. ............        Electronic Equipment & Instruments                   641,177         7,668,477
  Parkway Holdings Ltd. .....................         Health Care Providers & Services                 15,020,000        39,423,934
  Singapore Telecommunications Ltd. .........      Diversified Telecommunication Services              34,846,261        93,388,701
  United Overseas Bank Ltd. .................                 Commercial Banks                          1,085,000        14,838,888
  Venture Corp. Ltd. ........................        Electronic Equipment & Instruments                 4,324,000        37,632,464
                                                                                                                    ----------------
                                                                                                                        192,952,464
                                                                                                                    ----------------
  SOUTH AFRICA 0.2%
  Massmart Holdings Ltd. ....................             Food & Staples Retailing                      2,307,600        24,763,660
                                                                                                                    ----------------
  SOUTH KOREA 3.6%
  Hana Financial Group Inc. .................                 Commercial Banks                            972,111        45,748,262
  Kookmin Bank ..............................                 Commercial Banks                            643,433        46,381,101
  KT Corp., ADR .............................      Diversified Telecommunication Services               2,120,300        55,594,266
  Lotte Shopping Co. Ltd. ...................                 Multiline Retail                             68,380        27,800,369
  Samsung Electronics Co. Ltd. ..............     Semiconductors & Semiconductor Equipment                229,519       140,778,630
  Shinhan Financial Group Co. Ltd. ..........                 Commercial Banks                            948,860        51,607,107
                                                                                                                    ----------------
                                                                                                                        367,909,735
                                                                                                                    ----------------

  SPAIN 2.0%
  Repsol YPF SA .............................           Oil, Gas & Consumable Fuels                     1,578,190        58,147,836
  Telefonica SA .............................      Diversified Telecommunication Services               4,350,130       145,829,662
                                                                                                                    ----------------
                                                                                                                        203,977,498
                                                                                                                    ----------------

  TAIWAN 4.3%
  Chunghwa Telecom Co. Ltd., ADR ............      Diversified Telecommunication Services               4,437,758        88,444,517
  Compal Electronics Inc. ...................             Computers & Peripherals                      64,130,734        74,016,106
b Compal Electronics Inc., GDR, 144A ........             Computers & Peripherals                          24,120           136,278
  Lite-On Technology Corp. ..................             Computers & Peripherals                      35,038,880        60,578,451
  Mega Financial Holding Co. Ltd. ...........                 Commercial Banks                         73,723,000        45,455,854
a Taishin Financial Holdings Co. Ltd. .......                 Commercial Banks                          7,435,000         3,179,024
  Taiwan Semiconductor Manufacturing
     Co. Ltd. ...............................     Semiconductors & Semiconductor Equipment             89,277,643       167,628,975
                                                                                                                    ----------------
                                                                                                                        439,439,205
                                                                                                                    ----------------

  THAILAND 0.0% c
  Advanced Info Service Public Co. Ltd.,
     fgn. ...................................       Wireless Telecommunication Services                   780,000         2,131,620
  Krung Thai Bank Public Co. Ltd., fgn. .....                 Commercial Banks                          3,072,000           934,828
                                                                                                                    ----------------
                                                                                                                          3,066,448
                                                                                                                    ----------------


10 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON WORLD FUND                                            INDUSTRY                       SHARES/UNITS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  TURKEY 1.1%
  Turkcell Iletisim Hizmetleri AS ...........        Wireless Telecommunication Services            9,848,862       $   106,519,167
                                                                                                                    ----------------
  UNITED KINGDOM 16.6%
  Aviva PLC .................................                     Insurance                         6,771,466            94,965,126
  BAE Systems PLC ...........................                Aerospace & Defense                   11,670,208           110,390,957
  BP PLC ....................................            Oil, Gas & Consumable Fuels               17,733,917           215,156,144
  British Energy Group PLC ..................                 Electric Utilities                   12,843,780           137,999,090
  British Sky Broadcasting Group PLC ........                       Media                          13,941,089           179,173,504
  Compass Group PLC .........................           Hotels, Restaurants & Leisure               7,069,041            46,334,850
  GlaxoSmithKline PLC .......................                  Pharmaceuticals                      5,540,516           146,744,944
  Invesco PLC ...............................                  Capital Markets                      8,386,999           108,222,458
  Kingfisher PLC ............................                  Specialty Retail                       329,310             1,031,340
  Old Mutual PLC ............................                     Insurance                        37,593,855           130,338,135
  Pearson PLC ...............................                       Media                           9,736,283           149,558,417
  Royal Dutch Shell PLC, A ..................            Oil, Gas & Consumable Fuels                2,097,471            84,615,763
  Royal Dutch Shell PLC, B ..................            Oil, Gas & Consumable Fuels                3,409,293           136,918,975
  Vodafone Group PLC ........................        Wireless Telecommunication Services           36,401,320           136,383,734
                                                                                                                    ----------------
                                                                                                                      1,677,833,437
                                                                                                                    ----------------
  UNITED STATES 33.9%
  Abbott Laboratories .......................                  Pharmaceuticals                        860,100            49,464,351
  Accenture Ltd., A .........................                    IT Services                        3,329,760           115,076,506
  American International Group Inc. .........                     Insurance                         2,688,690           156,293,550
a Amgen Inc. ................................                   Biotechnology                       2,200,000           121,550,000
a Aquila Inc. ...............................                  Multi-Utilities                     10,426,798            41,290,120
  Bristol-Myers Squibb Co. ..................                  Pharmaceuticals                      2,981,970            88,355,771
a Cadence Design Systems Inc. ...............                      Software                         4,817,610            79,972,326
  Chevron Corp. .............................            Oil, Gas & Consumable Fuels                1,684,970           147,889,817
a Chico's FAS Inc. ..........................                  Specialty Retail                     1,324,500            14,980,095
a Comcast Corp., A ..........................                       Media                           5,610,480           113,387,801
a The DIRECTV Group Inc. ....................                       Media                           2,014,130            50,091,413
  E. I. du Pont de Nemours and Co. ..........                     Chemicals                         1,017,390            46,952,549
a EchoStar Communications Corp., A ..........                       Media                             982,749            42,356,482
  The Gap Inc. ..............................                  Specialty Retail                     4,005,521            81,712,628
  General Electric Co. ......................              Industrial Conglomerates                 2,500,000            95,725,000
  KKR Private Equity Investors LP ...........                  Capital Markets                      6,333,380           113,367,502
  Merck & Co. Inc. ..........................                  Pharmaceuticals                      1,809,240           107,396,486
  Merrill Lynch & Co. Inc. ..................                  Capital Markets                      1,304,143            78,170,332
  Microsoft Corp. ...........................                      Software                         9,891,270           332,346,672
a NAVTEQ Corp. ..............................                      Software                         2,802,260           209,861,251
  News Corp., A .............................                       Media                           9,396,020           197,974,141
a Oracle Corp. ..............................                      Software                         6,656,470           134,327,565
  Pfizer Inc. ...............................                  Pharmaceuticals                      5,375,000           127,710,000
  Pitney Bowes Inc. .........................           Commercial Services & Supplies              1,705,070            65,645,195
  R. R. Donnelley & Sons Co. ................           Commercial Services & Supplies              3,604,020           132,123,373
a Reliant Energy Inc. .......................                 Electric Utilities                    2,995,810            78,010,892
  Sprint Nextel Corp. .......................        Wireless Telecommunication Services            1,646,960            25,560,819
  TECO Energy Inc. ..........................                  Multi-Utilities                      2,301,100            39,855,052


                                        Quarterly Statements of Investments | 11

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON WORLD FUND                                              INDUSTRY                       SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  UNITED STATES (CONTINUED)
a Tellabs Inc. ..............................             Communications Equipment                  5,596,210       $    38,949,622
  Time Warner Inc. ..........................                       Media                           8,702,290           150,201,525
  Torchmark Corp. ...........................                     Insurance                         1,557,920            96,092,506
  United Parcel Service Inc., B .............              Air Freight & Logistics                  1,419,640           104,599,075
a Viacom Inc., B ............................                       Media                           1,942,590            81,627,632
  Willis Group Holdings Ltd. ................                     Insurance                         1,921,900            76,760,686
                                                                                                                    ----------------
                                                                                                                      3,435,678,735
                                                                                                                    ----------------
  TOTAL COMMON STOCKS AND OTHER EQUITY
     INTERESTS (COST $6,991,023,797) ........                                                                         9,248,590,361
                                                                                                                    ----------------
  PREFERRED STOCKS 1.1%
  BRAZIL 0.7%
  Companhia Vale do Rio Doce, ADR,
     pfd., A ................................                  Metals & Mining                      2,526,000            73,077,180
                                                                                                                    ----------------

  CAYMAN ISLANDS 0.4%
  XL Capital Ltd., 7.00%, cvt., pfd. ........                     Insurance                         1,769,800            37,909,116
                                                                                                                    ----------------

  TOTAL PREFERRED STOCKS
     (COST $56,200,716) .....................                                                                           110,986,296
                                                                                                                    ----------------

                                                                                             --------------------
                                                                                              PRINCIPAL AMOUNT d
                                                                                             --------------------
  FOREIGN GOVERNMENT SECURITIES 0.4%
  AUSTRALIA 0.2%
  New South Wales Treasury Corp.,
     8.00%, 3/01/08 .........................                                                      17,170,000 AUD        15,193,582
                                                                                                                    ----------------

  CANADA 0.1%
  Government of Canada, 6.00%,
     6/01/11 ................................                                                       8,030,000 CAD         8,617,142
                                                                                                                    ----------------

  SWEDEN 0.1%
  Government of Sweden, 5.50%,
     10/08/12 ...............................                                                      48,680,000 SEK         8,095,678
                                                                                                                    ----------------

  TOTAL FOREIGN GOVERNMENT SECURITIES
     (COST $20,212,510) .....................                                                                            31,906,402
                                                                                                                    ----------------

  U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $19,841,700) 0.2%
  FHLMC, 5.50%, 12/01/35 ....................                                                      20,131,085            20,151,171
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS
     (COST $7,087,278,723) ..................                                                                         9,411,634,230
                                                                                                                    ----------------


12 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON WORLD FUND                                                                         PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 6.8%
  TIME DEPOSITS 1.8%
  IRELAND 1.8%
  Bank of Scotland,
     4.07%, 12/03/07 .......................................................................       50,575,000 EUR   $    74,641,117
     4.30%, 1/03/08 ........................................................................       25,000,000 EUR        36,581,251
     4.62%, 1/21/08 ........................................................................       50,000,000 EUR        73,162,502
                                                                                                                    ----------------
  TOTAL TIME DEPOSITS
     (COST $184,902,373) ...................................................................                            184,384,870
                                                                                                                    ----------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 5.0%
e FFCB, 2/05/08 - 7/21/08 ..................................................................       15,000,000            14,710,300
e FHLB, 12/03/07 - 11/06/08 ................................................................      459,018,000           452,220,256
e FHLMC, 4/25/08 ...........................................................................       41,000,000            40,321,860
                                                                                                                    ----------------
  TOTAL U.S. GOVERNMENT AND AGENCY
     SECURITIES (COST $506,633,241) ........................................................                            507,252,416
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS
     (COST $691,535,614) ...................................................................                            691,637,286
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $7,778,814,337)
     99.8% .................................................................................                         10,103,271,516
  OTHER ASSETS, LESS LIABILITIES 0.2% ......................................................                             20,513,636
                                                                                                                    ----------------
  NET ASSETS 100.0% ........................................................................                        $10,123,785,152
                                                                                                                    ================

See Selected Currency and Portfolio Abbreviations on page 14.

a     Non-income producing for the twelve months ended November 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2007, the value of this security was $136,278, representing less than 0.01% of net assets.

c     Rounds to less than 0.1% of net assets.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
CAD   - Canadian Dollar
EUR   - Euro
SEK   - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
GDR   - Global Depository Receipt


14 | Quarterly Statements of Investments

Templeton Funds, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Government securities and other mortgage-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts,


                                        Quarterly Statements of Investments | 15

Templeton Funds, Inc.

2. SECURITY VALUATION (CONTINUED)

futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Directors.

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                --------------   ---------------
                                                   TEMPLETON        TEMPLETON
                                                    FOREIGN           WORLD
                                                     FUND             FUND
                                                --------------   ---------------
Cost of investments ..........................  $9,898,771,716   $7,787,827,216
                                                ================================

Unrealized appreciation ......................  $4,662,829,838   $2,568,429,724

Unrealized depreciation ......................    (399,987,300)    (252,985,424)
                                                --------------------------------
Net unrealized appreciation (depreciation) ...  $4,262,842,538   $2,315,444,300
                                                ================================

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the three months ended November 30, 2007, were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF SHARES                          NUMBER OF SHARES    VALUE AT
                           HELD AT BEGINNING    GROSS       GROSS       HELD AT END       END OF     INVESTMENT  REALIZED CAPITAL
NAME OF ISSUER                  OF YEAR       ADDITIONS  REDUCTIONS      OF PERIOD        PERIOD       INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES

Compal Electronics Inc.          201,762,229         --          --       201,762,229  $232,862,680  $       --  $             --
                                                                                       ===========================================
TOTAL AFFILIATED SECURITIES (1.67% of Net Assets)


16 | Quarterly Statements of Investments

Templeton Funds, Inc.

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 17



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds, Inc.




By  /s/JIMMY D. GAMBILL
   ------------------------------
       Jimmy D. Gambill
       Chief Executive Officer -
       Finance and Administration
Date January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By  /s/JIMMY D. GAMBILL
   ------------------------------
         Jimmy D. Gambill
         Chief Executive Officer -
         Finance and Administration
Date January 25, 2008




By /s/GALEN G. VETTER
   ------------------------------
       Galen G. Vetter
       Chief Financial Officer
Date  January 25, 2008